[AIM LOGO APPEARS HERE]        Dear Shareholder:

               [PHOTO of       During the six months covered by this report,
            Charles T. Bauer,  the U.S. economy continued to exhibit solid
             Chairman of the   growth with little or no inflation. Gross
LETTER      Board of The Fund  domestic product grew at a 3.1% annual rate in
TO OUR       APPEARS HERE]     the third quarter of 1997 and a 3.7% annual rate
SHAREHOLDERS                   in the final quarter of the year. Sturdy growth
               is expected in the first half of 1998 as well. Inflation was well controlled, remaining in the 1% to 2% range. As a result, the Federal Reserve Board (the Fed) kept its key short-term target, the federal funds rate, at 5.50% throughout the reporting period.
                 During the last half of 1997, markets focused on the collapse in several Asian countries' currencies and the potential effects on the U.S. economy. As Asian economic turmoil continued, fixed-income markets rallied in anticipation that the Fed would lower rates to counteract the dampening effects of the Far East situation. At the close of the reporting period, the markets were still waiting for the much-anticipated slowdown, and interest rates had moved up some as the chance of the Fed's lowering rates was pushed further into the future.

               YOUR INVESTMENT PORTFOLIO

               As of February 28, 1998, the Private Investment Class of the Short-Term Investments Co. Prime Portfolio produced competitive monthly yield of 5.22%; the Portfolio's seven day yield was also 5.22%.
                 Portfolio managers continued their disciplined approach of maintaining a laddered 60-day maximum maturity schedule. This structure allows the Portfolio to respond to higher interest rate levels more quickly than funds with longer maturity structures and thus to take advantage of higher yields that were prevalent at the end of 1997. The Portfolio's weighted average maturity
               (WAM) was maintained in the 15- to 25-day range during the six-
               month period. At the end of February the WAM stood at 18 days.
                 The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or less, including U.S. government obligations, bank obligations, commercial paper, and selected repurchase agreement securities. As with any money market fund, an investment in Prime Portfolio is neither insured nor guaranteed by the U.S. government, the FDIC or a bank, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.
                 The Portfolio holds the highest credit quality ratings given by two widely known credit-rating agencies: AAAm from Standard & Poor's Corporation and Aaa from Moody's Investors Service, Inc. The ratings are historical and are based on an analysis of the Portfolio's credit quality, composition, management, and weekly portfolio reviews.
                 Net assets of the Private Investment Class stood at $308.97 million as of February 28, 1998, up from $235.45 million six months earlier.





                                                                     (continued)

               OUTLOOK FOR THE FUTURE

               As the reporting period closed, the general expectation was that the economy would continue to grow at a solid pace of around 3% and then slow somewhat in the second half of 1998 as the effects of Asia's difficulties take hold. Inflation was expected to remain tame and the Fed was expected to hold rates steady for the foreseeable future. In his late-February testimony to Congress, Fed Chairman Alan Greenspan noted that the deflationary effects of turmoil in Asia could offset the inflationary pressures from strong domestic spending and tight U.S. labor markets.
                 For the foreseeable future, the Portfolio will continue to maintain a weighted average maturity in the 15- to 25-day range to remain flexible and to react quickly to any sudden interest rate changes. AIM remains committed to the primary goals of safety, liquidity and yield in institutional fund management.
                 We are pleased to send you this report concerning your
               investment. We also are committed to customer service and are ready to respond to your comments about this report and to any questions you may have. Please contact one of our representatives at 800-659-1005 if we may be of service.

               Respectfully submitted,


               /s/ CHARLES T. BAUER
               Charles T. Bauer
               Chairman

SCHEDULE OF INVESTMENTS
February 28, 1998
(Unaudited)

                                                     PAR
                                          MATURITY  (000)       VALUE
COMMERCIAL PAPER - 85.39%(a)
BASIC INDUSTRIES - 2.26%

CHEMICALS - 1.69%

Bayer Corp.
5.48%                                     03/31/98 $ 50,000 $  49,771,667
-------------------------------------------------------------------------
Du Pont (E.I.) de Nemours and Co.
5.42%                                     03/20/98   25,000    24,984,944
-------------------------------------------------------------------------
5.48%                                     03/30/98   25,000    24,889,639
-------------------------------------------------------------------------
Henkel Corp.
5.43%                                     03/20/98   15,000    14,957,013
-------------------------------------------------------------------------
                                                              114,603,263
-------------------------------------------------------------------------

METAL MINING - 0.57%

Rio Tinto America, Inc.
5.465%                                    03/06/98   38,700    38,670,625
-------------------------------------------------------------------------
    Total Basic Industries                                    153,273,888
-------------------------------------------------------------------------

CAPITAL GOODS - 3.90%

COMPUTERS & OFFICE EQUIPMENT - 0.74%
Xerox Credit Corp.
5.47%                                     04/01/98   50,000    49,764,486
-------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.74%

Sony Capital Corp.
5.50%                                     03/17/98   20,000    19,951,111
-------------------------------------------------------------------------
5.51%                                     03/17/98   30,000    29,926,534
-------------------------------------------------------------------------
                                                               49,877,645
-------------------------------------------------------------------------

MACHINE TOOLS & RELATED PRODUCTS - 0.22%

Vermont American Corp.
5.48%                                     03/30/98   15,081    15,014,426
-------------------------------------------------------------------------

MACHINERY - 2.20%

Dover Corp.
5.50%                                     03/09/98   24,000    23,970,667
-------------------------------------------------------------------------
5.50%                                     03/12/98   20,000    19,966,389
-------------------------------------------------------------------------
5.47%                                     03/18/98   30,000    29,922,508
-------------------------------------------------------------------------
5.50%                                     03/19/98   34,500    34,405,125
-------------------------------------------------------------------------
5.49%                                     03/30/98   20,000    19,911,550
-------------------------------------------------------------------------
5.56%                                     04/02/98   21,000    20,896,213
-------------------------------------------------------------------------
                                                              149,072,452
-------------------------------------------------------------------------
    Total Capital Goods                                       263,729,009
-------------------------------------------------------------------------

                                             PAR
                                  MATURITY  (000)       VALUE
CONSUMER DURABLES - 13.04%

AUTOMOBILE - 11.67%

Daimler-Benz North America Corp.
5.455%                            03/02/98 $ 25,000 $  24,996,212
-----------------------------------------------------------------
5.45%                             03/11/98   15,096    15,073,146
-----------------------------------------------------------------
5.46%                             03/11/98   50,000    49,924,166
-----------------------------------------------------------------
5.43%                             03/16/98   50,000    49,886,875
-----------------------------------------------------------------
5.44%                             03/20/98   50,000    49,856,445
-----------------------------------------------------------------
5.47%                             04/08/98   25,000    24,855,653
-----------------------------------------------------------------
5.53%                             04/13/98   50,000    49,669,736
-----------------------------------------------------------------
5.52%                             04/16/98   32,000    31,774,293
-----------------------------------------------------------------
Ford Motor Credit Co.
5.45%                             03/06/98   50,000    49,962,153
-----------------------------------------------------------------
5.46%                             03/20/98   30,000    29,913,550
-----------------------------------------------------------------
5.49%                             04/02/98   50,000    49,756,000
-----------------------------------------------------------------
5.49%                             04/03/98   50,000    49,748,375
-----------------------------------------------------------------
5.48%                             04/06/98   50,000    49,726,000
-----------------------------------------------------------------
5.48%                             04/17/98   30,000    29,785,367
-----------------------------------------------------------------
Toyota Motor Credit Corp.
5.48%                             03/02/98   30,000    29,995,433
-----------------------------------------------------------------
5.51%                             03/06/98   15,000    14,988,521
-----------------------------------------------------------------
5.48%                             03/09/98   25,000    24,969,556
-----------------------------------------------------------------
5.46%                             03/10/98   30,000    29,959,050
-----------------------------------------------------------------
5.49%                             03/16/98   25,000    24,942,812
-----------------------------------------------------------------
5.48%                             03/17/98   25,000    24,939,111
-----------------------------------------------------------------
5.50%                             03/24/98   25,000    24,912,153
-----------------------------------------------------------------
5.48%                             03/27/98   30,000    29,881,267
-----------------------------------------------------------------
5.50%                             03/27/98   30,000    29,880,833
-----------------------------------------------------------------
                                                      789,396,707
-----------------------------------------------------------------

RESIDENTIAL CONSTRUCTION - 1.37%

Weyerhaeuser Real Estate Co.
5.45%                             03/05/98   25,000    24,984,861
-----------------------------------------------------------------
5.50%                             03/19/98   15,000    14,958,750
-----------------------------------------------------------------
5.48%                             04/02/98   35,000    34,829,511
-----------------------------------------------------------------
5.49%                             04/03/98   18,000    17,909,415
-----------------------------------------------------------------
                                                       92,682,537
-----------------------------------------------------------------
    Total Consumer Durables                           882,079,244
-----------------------------------------------------------------

                                                      PAR
                                           MATURITY  (000)       VALUE
CONSUMER NONDURABLES - 7.24%

BEVERAGES - 0.74%

Coca-Cola Co. (The)
5.45%                                      03/23/98 $ 25,000 $  24,916,736
--------------------------------------------------------------------------
5.45%                                      04/07/98   25,000    24,859,965
--------------------------------------------------------------------------
                                                                49,776,701
--------------------------------------------------------------------------

DRUGS - 0.77%

Novartis Finance Corp.
5.46%                                      03/10/98   27,000    26,963,145
--------------------------------------------------------------------------
Pfizer Inc.
5.50%                                      03/30/98   25,000    24,889,236
--------------------------------------------------------------------------
                                                                51,852,381
--------------------------------------------------------------------------

FOOD PROCESSING - 3.56%

Campbell Soup Co.
5.43%                                      03/17/98   18,000    17,956,560
--------------------------------------------------------------------------
5.45%                                      03/18/98   25,000    24,935,660
--------------------------------------------------------------------------
5.45%                                      03/27/98   25,000    24,901,597
--------------------------------------------------------------------------
Cargill Financial Services Corp.
5.46%                                      03/30/98   25,000    24,890,042
--------------------------------------------------------------------------
Heinz (H.J.) Co.
5.43%                                      03/03/98   25,000    24,992,458
--------------------------------------------------------------------------
5.50%                                      03/04/98   27,610    27,597,345
--------------------------------------------------------------------------
5.45%                                      03/11/98   30,100    30,054,432
--------------------------------------------------------------------------
5.48%                                      04/03/98   39,000    38,804,090
--------------------------------------------------------------------------
5.45%                                      04/09/98   27,000    26,840,588
--------------------------------------------------------------------------
                                                               240,972,772
--------------------------------------------------------------------------

HOUSEHOLD PRODUCTS - 0.33%

Colgate-Palmolive Co.
5.46%                                      03/26/98   22,400    22,315,067
--------------------------------------------------------------------------

PUBLISHING (NEWSPAPERS) - 1.55%

Gannett Co., Inc.
5.49%                                      03/19/98   25,000    24,931,375
--------------------------------------------------------------------------
5.50%                                      04/07/98   30,000    29,830,417
--------------------------------------------------------------------------
5.50%                                      04/09/98   50,000    49,702,083
--------------------------------------------------------------------------
                                                               104,463,875
--------------------------------------------------------------------------

PUBLISHING (EXCLUDING NEWSPAPERS) - 0.29%

Donnelley (R.R.) & Sons Co.
5.48%                                      03/24/98   20,000    19,929,978
--------------------------------------------------------------------------
    Total Consumer Nondurables                                 489,310,774
--------------------------------------------------------------------------

                                                   PAR
                                        MATURITY  (000)      VALUE
CONSUMER SERVICES - 1.34%

BROADCAST MEDIA - 1.34%

Scripps (E.W.) Co.
5.43%                                   03/11/98 $32,635 $  32,585,776
----------------------------------------------------------------------
5.455%                                  03/11/98  25,000    24,962,118
----------------------------------------------------------------------
5.43%                                   03/12/98  33,050    32,995,164
----------------------------------------------------------------------
    Total Consumer Services                                 90,543,058
----------------------------------------------------------------------

ENERGY - 0.67%

OIL & GAS (INTEGRATED) - 0.67%

Exxon Imperial U.S., Inc.
5.52%                                   04/13/98  30,606    30,404,204
----------------------------------------------------------------------
Petrofina Delaware, Inc.
5.45%                                   03/20/98  15,000    14,956,854
----------------------------------------------------------------------
    Total Energy                                            45,361,058
----------------------------------------------------------------------

FINANCIAL - 53.37%

ASSET-BACKED SECURITIES - 24.87%

Asset Securitization Cooperative Corp.
5.49%                                   03/04/98  35,000    34,983,988
----------------------------------------------------------------------
5.49%                                   03/06/98  50,000    49,961,875
----------------------------------------------------------------------
5.45%                                   03/13/98  30,000    29,945,500
----------------------------------------------------------------------
5.50%                                   04/03/98  50,000    49,747,917
----------------------------------------------------------------------
Ciesco, L.P.
5.47%                                   03/23/98  25,000    24,916,431
----------------------------------------------------------------------
Clipper Receivables Corp.
5.48%                                   03/02/98  46,662    46,654,897
----------------------------------------------------------------------
5.49%                                   03/23/98  25,473    25,387,538
----------------------------------------------------------------------
5.51%                                   03/25/98  43,000    42,842,047
----------------------------------------------------------------------
Corporate Asset Funding Co., Inc.
5.46%                                   03/06/98  50,000    49,962,083
----------------------------------------------------------------------
5.50%                                   04/01/98  50,000    49,763,194
----------------------------------------------------------------------
5.48%                                   04/03/98  50,000    49,748,833
----------------------------------------------------------------------
Delaware Funding Corp.
5.46%                                   03/12/98  35,993    35,932,952
----------------------------------------------------------------------
Eiger Capital Corp.
5.51%                                   03/23/98  50,000    49,831,639
----------------------------------------------------------------------

                                                  PAR
                                       MATURITY  (000)       VALUE
FINANCIAL - (continued)

ASSET-BACKED SECURITIES - (CONTINUED)

Falcon Asset Securitization Corp.
5.48%                                  03/02/98 $ 20,000 $   19,996,955
-----------------------------------------------------------------------
5.50%                                  03/09/98   32,700     32,660,033
-----------------------------------------------------------------------
5.47%                                  03/13/98   44,325     44,244,181
-----------------------------------------------------------------------
5.46%                                  03/17/98   50,000     49,878,667
-----------------------------------------------------------------------
Fleet Funding Corp.
5.47%                                  03/02/98   50,000     49,992,403
-----------------------------------------------------------------------
5.49%                                  03/04/98   38,590     38,572,345
-----------------------------------------------------------------------
5.51%                                  03/12/98   25,000     24,957,910
-----------------------------------------------------------------------
5.50%                                  03/18/98   47,285     47,162,190
-----------------------------------------------------------------------
Monte Rosa Capital Corp.
5.48%                                  03/02/98   40,000     39,993,911
-----------------------------------------------------------------------
5.49%                                  03/10/98   45,000     44,938,238
-----------------------------------------------------------------------
5.49%                                  03/17/98   40,000     39,902,400
-----------------------------------------------------------------------
5.50%                                  03/24/98   40,000     39,859,444
-----------------------------------------------------------------------
5.53%                                  03/24/98   19,168     19,100,278
-----------------------------------------------------------------------
5.48%                                  04/02/98   30,000     29,853,867
-----------------------------------------------------------------------
5.48%                                  04/14/98   25,000     24,832,556
-----------------------------------------------------------------------
5.48%                                  04/20/98   25,000     24,809,722
-----------------------------------------------------------------------
5.53%                                  04/24/98   17,112     16,970,056
-----------------------------------------------------------------------
Preferred Receivables Funding Corp.
5.51%                                  03/19/98   24,175     24,108,398
-----------------------------------------------------------------------
5.51%                                  03/24/98   23,525     23,442,185
-----------------------------------------------------------------------
5.46%                                  03/25/98   25,175     25,083,363
-----------------------------------------------------------------------
5.49%                                  04/13/98   78,750     78,233,597
-----------------------------------------------------------------------
5.50%                                  04/20/98   58,000     57,556,944
-----------------------------------------------------------------------
Receivables Capital Corp.
5.47%                                  03/03/98   31,140     31,130,537
-----------------------------------------------------------------------
5.51%                                  03/19/98   30,000     29,917,350
-----------------------------------------------------------------------
5.50%                                  04/09/98   50,000     49,702,083
-----------------------------------------------------------------------
5.49%                                  04/16/98   40,000     39,719,400
-----------------------------------------------------------------------
Sheffield Receivables Corp.
5.51%                                  03/17/98   50,000     49,877,556
-----------------------------------------------------------------------
5.52%                                  03/18/98   50,000     49,869,667
-----------------------------------------------------------------------
5.49%                                  03/26/98   42,400     42,238,350
-----------------------------------------------------------------------
5.50%                                  03/31/98   30,000     29,862,500
-----------------------------------------------------------------------
5.57%                                  04/17/98   23,750     23,577,291
-----------------------------------------------------------------------
                                                          1,681,723,271
-----------------------------------------------------------------------

                                                        PAR
                                             MATURITY  (000)      VALUE
FINANCIAL - (continued)

BANKING - 2.36%

Bank of America
5.45%                                        03/25/98 $30,000 $  29,891,000
---------------------------------------------------------------------------
Canadian Imperial Holdings Inc.
5.48%                                        03/10/98  30,000    29,958,900
---------------------------------------------------------------------------
5.46%                                        03/18/98  30,000    29,922,650
---------------------------------------------------------------------------
Commerze Bank U.S. Finance, Inc.
5.46%                                        04/24/98  30,000    29,754,300
---------------------------------------------------------------------------
Dresdner U.S. Finance, Inc.
5.54%                                        04/02/98  40,000    39,809,178
---------------------------------------------------------------------------
                                                                159,336,028
---------------------------------------------------------------------------

BROKERAGE/INVESTMENTS - 13.43%

Bear, Stearns & Co. Inc.
5.56%                                        03/06/98  50,000    49,961,389
---------------------------------------------------------------------------
5.46%                                        03/13/98  50,000    49,909,000
---------------------------------------------------------------------------
5.49%                                        03/26/98  50,000    49,809,375
---------------------------------------------------------------------------
5.52%                                        04/22/98  50,000    49,601,333
---------------------------------------------------------------------------
5.49%                                        04/23/98  20,000    19,838,350
---------------------------------------------------------------------------
Credit Suisse First Boston Corp.
5.52%                                        03/03/98  50,000    49,984,667
---------------------------------------------------------------------------
5.47%                                        03/11/98  25,000    24,962,014
---------------------------------------------------------------------------
Merrill Lynch & Co. Inc.
5.44%                                        03/13/98  35,000    34,936,534
---------------------------------------------------------------------------
5.48%                                        03/16/98  50,000    49,885,833
---------------------------------------------------------------------------
5.49%                                        04/08/98  50,000    49,710,250
---------------------------------------------------------------------------
5.47%                                        04/20/98  40,000    39,696,111
---------------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.
5.47%                                        03/09/98  40,000    39,951,378
---------------------------------------------------------------------------
5.47%                                        03/27/98  50,000    49,802,472
---------------------------------------------------------------------------
5.48%                                        04/06/98  26,000    25,857,520
---------------------------------------------------------------------------
5.49%                                        04/07/98  40,000    39,774,300
---------------------------------------------------------------------------
5.49%                                        04/08/98  30,000    29,826,150
---------------------------------------------------------------------------
Smith Barney, Inc.
5.50%                                        03/03/98  50,000    49,984,722
---------------------------------------------------------------------------
5.49%                                        03/09/98  50,000    49,939,000
---------------------------------------------------------------------------
5.47%                                        03/10/98  40,000    39,945,300
---------------------------------------------------------------------------
5.44%                                        03/11/98  25,000    24,962,222
---------------------------------------------------------------------------
5.47%                                        03/11/98  50,000    49,924,028
---------------------------------------------------------------------------
5.46%                                        03/12/98  40,000    39,933,267
---------------------------------------------------------------------------
                                                                908,195,215
---------------------------------------------------------------------------

                                                         PAR
                                              MATURITY  (000)       VALUE
FINANCIAL - (continued)

BUSINESS CREDIT - 0.29%

National Rural Utilities Cooperative Finance
 Corp.
5.49%                                         04/14/98 $ 20,000 $   19,865,800
------------------------------------------------------------------------------

INSURANCE (LIFE) - 3.63%

Metlife Funding, Inc.
5.48%                                         03/26/98   30,972     30,854,134
------------------------------------------------------------------------------
Prudential Funding Corp.
5.47%                                         03/03/98   25,000     24,992,403
------------------------------------------------------------------------------
5.57%                                         03/05/98   50,000     49,969,056
------------------------------------------------------------------------------
5.48%                                         03/10/98   30,000     29,958,900
------------------------------------------------------------------------------
5.43%                                         03/13/98   50,000     49,909,500
------------------------------------------------------------------------------
5.47%                                         03/18/98   30,000     29,922,508
------------------------------------------------------------------------------
5.49%                                         04/06/98   30,000     29,835,300
------------------------------------------------------------------------------
                                                                   245,441,801
------------------------------------------------------------------------------

INSURANCE (PROPERTY & CASUALTY) -  0.59%

A.I. Credit Corp.
5.50%                                         03/05/98   40,000     39,975,555
------------------------------------------------------------------------------

PERSONAL CREDIT - 3.68%

Associates Corp. of North America
5.47%                                         03/04/98   40,000     39,981,767
------------------------------------------------------------------------------
5.48%                                         03/09/98   50,000     49,939,111
------------------------------------------------------------------------------
5.51%                                         03/19/98   30,000     29,917,350
------------------------------------------------------------------------------
5.48%                                         03/30/98   30,000     29,867,567
------------------------------------------------------------------------------
5.47%                                         03/31/98   50,000     49,772,083
------------------------------------------------------------------------------
5.49%                                         04/24/98   50,000     49,588,250
------------------------------------------------------------------------------
                                                                   249,066,128
------------------------------------------------------------------------------

MULTIPLE INDUSTRY - 4.52%

General Electric Capital Corp.
5.55%                                         03/04/98   50,000     49,976,875
------------------------------------------------------------------------------
5.50%                                         03/05/98   29,000     28,982,278
------------------------------------------------------------------------------
5.55%                                         03/06/98   22,475     22,457,675
------------------------------------------------------------------------------
5.45%                                         03/12/98   50,000     49,916,736
------------------------------------------------------------------------------
5.46%                                         03/16/98   50,000     49,886,250
------------------------------------------------------------------------------
5.46%                                         03/19/98   50,000     49,863,500
------------------------------------------------------------------------------
5.49%                                         03/31/98   30,000     29,862,750
------------------------------------------------------------------------------
5.48%                                         04/10/98   25,000     24,847,778
------------------------------------------------------------------------------
                                                                   305,793,842
------------------------------------------------------------------------------
    Total Financial                                              3,609,397,640
------------------------------------------------------------------------------

                                                       PAR
                                            MATURITY  (000)      VALUE
RETAIL - 0.40%

SPECIALTY STORES - 0.40%

Toys "R" Us Inc.
5.50%                                       03/30/98 $27,000 $  26,880,375
--------------------------------------------------------------------------
    Total Retail                                                26,880,375
--------------------------------------------------------------------------

UTILITIES - 3.17%

TELEPHONE - 3.17%

Ameritech Capital Funding Corp.
5.52%                                       03/06/98  25,000    24,980,833
--------------------------------------------------------------------------
5.45%                                       03/10/98  31,000    30,957,763
--------------------------------------------------------------------------
5.45%                                       04/06/98  30,000    29,836,500
--------------------------------------------------------------------------
BellAtlantic Financial Services, Inc.
5.50%                                       03/10/98  25,000    24,965,625
--------------------------------------------------------------------------
BellSouth Capital Funding Corp.
5.44%                                       03/02/98  23,900    23,896,388
--------------------------------------------------------------------------
5.47%                                       03/16/98  30,000    29,931,625
--------------------------------------------------------------------------
5.45%                                       03/30/98  25,000    24,890,243
--------------------------------------------------------------------------
SBC Communications Capital Corp.
5.48%                                       03/25/98  25,000    24,908,667
--------------------------------------------------------------------------
    Total Utilities                                            214,367,644
--------------------------------------------------------------------------
    Total Commercial Paper                                   5,774,942,690
--------------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 0.54%

Goldman Sachs Group (The), L.P.
5.625%(b)                                   04/20/98   3,000     3,000,000
--------------------------------------------------------------------------
Merrill Lynch Mortgage Capital Inc.
5.9875%(c)                                  08/17/98  30,600    30,600,000
--------------------------------------------------------------------------
Morgan (J.P.) Securities Inc.
5.7575%(d)                                  04/06/98   3,000     3,000,000
--------------------------------------------------------------------------
    Total Master Note Agreements                                36,600,000
--------------------------------------------------------------------------
    Total Investments (excluding Repurchase
     Agreements)                                             5,811,542,690
--------------------------------------------------------------------------

                                     PAR
                          MATURITY  (000)       VALUE
REPURCHASE AGREEMENTS -
  15.10%(e)

BZW Securities Inc.
5.68%(f)                  03/02/98 $108,313 $  108,313,044
-------------------------------------------------------------
Bear, Stearns & Co. Inc.
5.67%(g)                        -   100,000    100,000,000
-------------------------------------------------------------
5.65%(h)                        -   100,000    100,000,000
-------------------------------------------------------------
CIBC Oppenheimer Corp.
5.68%(i)                  03/02/98  400,000    400,000,000
-------------------------------------------------------------
Dresdner Kleinwort
 Benson North America
 LLC
5.70%(j)                  03/02/98   45,000     45,000,000
-------------------------------------------------------------
Nesbitt Burns Securities
 Inc.
5.68%(k)                        -     5,000      5,000,000
-------------------------------------------------------------
5.65%(l)                        -    10,000     10,000,000
-------------------------------------------------------------
Smith Barney, Inc.
5.68%(m)                        -   252,671    252,671,430
-------------------------------------------------------------
    Total Repurchase
     Agreements                              1,020,984,474
-------------------------------------------------------------
TOTAL INVESTMENTS -
  101.03%                                    6,832,527,164(n)
-------------------------------------------------------------
OTHER LIABILITIES LESS
 ASSETS - (1.03%)                              (69,558,014)
-------------------------------------------------------------
NET ASSETS - 100.00%                        $6,762,969,150
=============================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days' prior written notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/28/98.
(c) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon two business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/28/98.
(d) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/28/98.
(e) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Joint repurchase agreement entered into 02/27/98 with a maturing value of $400,189,333. Collateralized by $409,970,000 U.S. Government obligations, 0% to 6.789% due 03/11/98 to 02/15/08 with an aggregate market value at 02/28/98 of $408,000,678.
(g) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $351,545,000 U.S. Government obligations, 0% to 8.45% due 03/01/98 to 12/15/17 with an aggregate market value at 02/28/98 of $306,043,482.

(h) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $991,047,000 U.S. Government obligations, 0% to 11.25% due 08/15/99 to 02/15/27 with an aggregate market value at 02/28/98 of $306,026,754.
(i) Entered into 02/27/98 with a maturing value of $400,189,333. Collateralized by $406,519,000 U.S. Government obligations, 0% to 7.17% due 03/09/98 to 02/15/08 with an aggregate market value at 02/28/98 of $408,000,534.
(j) Joint repurchase agreement entered into 02/27/98 with a maturing value of $300,142,500. Collateralized by $623,931,078 U.S. Government obligations, 0% to 7.00% due 10/01/00 to 04/01/37 with an aggregate market value at 02/28/98 of $306,001,633.
(k) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $79,053,000 U.S. Government obligations, 0% to 8.335% due 03/04/98 to 04/01/36 with an aggregate market value at 02/28/98 of $76,500,233.
(l) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $503,831,000 U.S. Government obligations, 0% to 7.00% due 05/15/98 to 08/15/27 with an aggregate market value at 02/28/98 of $214,200,526.
(m) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $480,588,000 U.S. Government obligations, 0% to 10.70% due 03/12/98 to 02/04/28 with an aggregate market value at 02/28/98 of $490,153,664.
(n) Also represents cost for federal income tax purposes.



See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 1998
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $5,811,542,690
------------------------------------------------------------------------
Repurchase agreements                                      1,020,984,474
------------------------------------------------------------------------
Interest receivable                                              457,261
------------------------------------------------------------------------
Investment for deferred compensation plan                         95,280
------------------------------------------------------------------------
Other assets                                                     815,449
------------------------------------------------------------------------
  Total assets                                             6,833,895,154
------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                                       39,809,178
------------------------------------------------------------------------
  Dividends                                                   30,075,743
------------------------------------------------------------------------
  Deferred compensation                                           95,280
------------------------------------------------------------------------
Accrued administrative services fees                              10,457
------------------------------------------------------------------------
Accrued advisory fees                                            308,533
------------------------------------------------------------------------
Accrued distribution fees                                        217,338
------------------------------------------------------------------------
Accrued transfer agent fees                                       68,384
------------------------------------------------------------------------
Accrued operating expenses                                       341,091
------------------------------------------------------------------------
  Total liabilities                                           70,926,004
------------------------------------------------------------------------
NET ASSETS                                                $6,762,969,150
========================================================================

NET ASSETS:

Institutional Class                                       $5,130,746,265
========================================================================
Private Investment Class                                  $  308,965,249
========================================================================
Personal Investment Class                                 $  108,457,506
========================================================================
Cash Management Class                                     $1,000,836,744
========================================================================
Resource Class                                            $  213,963,386
========================================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Institutional Class                                        5,130,751,126
========================================================================
Private Investment Class                                     308,965,529
========================================================================
Personal Investment Class                                    108,457,604
========================================================================
Cash Management Class                                      1,000,837,650
========================================================================
Resource Class                                               213,963,579
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 1998
(Unaudited)

INVESTMENT INCOME:

Interest income                                       $214,733,746
-------------------------------------------------------------------

EXPENSES:

Advisory fees                                            2,100,407
-------------------------------------------------------------------
Custodian fees                                             383,730
-------------------------------------------------------------------
Administrative services fees                                55,785
-------------------------------------------------------------------
Directors' fees and expenses                                22,516
-------------------------------------------------------------------
Transfer agent fees                                        422,027
-------------------------------------------------------------------
Distribution fees (Note 2)                               1,666,120
-------------------------------------------------------------------
Other                                                      411,516
-------------------------------------------------------------------
  Total expenses                                         5,062,101
-------------------------------------------------------------------
Less: Fee waivers                                         (516,732)
-------------------------------------------------------------------
  Net expenses                                           4,545,369
-------------------------------------------------------------------
Net investment income                                  210,188,377
-------------------------------------------------------------------
Net increase in net assets resulting from operations  $210,188,377
===================================================================



See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 1998 and the year ended August 31, 1997 (Unaudited)

                                              FEBRUARY 28,     AUGUST 31,
                                                  1998            1997
                                             --------------  --------------
OPERATIONS:
 Net investment income                       $  210,188,377  $  385,469,863
----------------------------------------------------------------------------
 Net realized gain on sales of investments               --           2,155
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                   210,188,377     385,472,018
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
  Institutional Class                          (173,164,288)   (334,619,312)
----------------------------------------------------------------------------
  Private Investment Class                       (6,920,257)    (11,638,406)
----------------------------------------------------------------------------
  Personal Investment Class                      (2,787,938)     (4,703,034)
----------------------------------------------------------------------------
  Cash Management Class                         (21,804,048)    (28,088,448)
----------------------------------------------------------------------------
  Resource Class                                 (5,511,846)     (6,420,663)
----------------------------------------------------------------------------
Capital stock transactions-net                  (91,741,484)    702,760,124
----------------------------------------------------------------------------
  Net increase (decrease) in net assets         (91,741,484)    702,762,279
----------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                         6,854,710,634   6,151,948,355
----------------------------------------------------------------------------
  End of period                              $6,762,969,150  $6,854,710,634
============================================================================
NET ASSETS CONSIST OF:
  Capital (par value and additional paid-in) $6,762,975,488  $6,854,716,972
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) on
   sales of investments                              (6,338)         (6,338)
----------------------------------------------------------------------------
                                             $6,762,969,150  $6,854,710,634
============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 1998
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, each of which offers separate series of shares: the Prime Portfolio and the Liquid Assets Portfolio. Information presented in these financial statements pertains only to the Prime Portfolio (the "Portfolio"), with the assets, liabilities and operations of each portfolio accounted for separately. The Portfolio consists of five different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                         RATE
----------------------------------------
First $100 million                 0.20%
----------------------------------------
Over $100 million to $200 million  0.15%
----------------------------------------
Over $200 million to $300 million  0.10%
----------------------------------------
Over $300 million to $1.5 billion  0.06%
----------------------------------------
Over $1.5 billion                  0.05%
----------------------------------------

 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the six months ended February 28, 1998, the Portfolio reimbursed AIM $55,785 for such services.
 The Portfolio, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Portfolio. On September 20, 1997, the Board of Directors of the Fund approved the appointment of AFS as transfer agent of the Fund effective December 29, 1997. During the six months ended February 28, 1998, the Portfolio paid AFS $131,310 for such services. Prior to the effective date of the agreement with AFS, the Portfolio paid A I M Institutional Fund Services, Inc. $227,922 pursuant to a transfer agency and shareholder services agreement for the period September 1, 1997 through December 28, 1997.

 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class may pay FMC up to a maximum annual rate of 0.50%, 0.75%, 0.10% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. During the six months ended February 28, 1998, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class paid $655,174, $411,402, $396,067 and $203,477, respectively, as compensation under the Plan. FMC waived fees of $516,732 for the same period. Certain officers and directors of the Fund are officers of AIM, FMC and AFS.
 During the six months ended February 28, 1998, the Portfolio paid legal fees of $9,435 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3-DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-CAPITAL STOCK
Changes in capital stock during the six months ended February 28, 1998 and the year ended August 31, 1997 were as follows.

                                FEBRUARY 28, 1998                   AUGUST 31, 1997
                         ---------------------------------  ---------------------------------
                             SHARES            AMOUNT           SHARES            AMOUNT
                         ---------------  ----------------  ---------------  ----------------
Sold:
  Institutional Class     38,505,257,496  $ 38,505,257,496   77,017,818,307  $ 77,017,818,307
---------------------------------------------------------------------------------------------
  Private Investment
   Class                   1,166,019,719     1,166,019,719    1,686,727,915     1,686,727,915
---------------------------------------------------------------------------------------------
  Personal Investment
   Class                     670,967,916       670,967,916    1,399,754,929     1,399,754,929
---------------------------------------------------------------------------------------------
  Cash Management Class    4,535,074,434     4,535,074,434    6,007,746,062     6,007,746,062
---------------------------------------------------------------------------------------------
  Resource Class           2,070,658,061     2,070,658,061    2,959,856,289     2,959,856,289
---------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class         11,585,402        11,585,402       20,826,765        20,826,765
---------------------------------------------------------------------------------------------
  Private Investment
   Class                       3,427,391         3,427,391        6,892,975         6,892,975
---------------------------------------------------------------------------------------------
  Personal Investment
   Class                       2,750,748         2,750,748        4,636,763         4,636,763
---------------------------------------------------------------------------------------------
  Cash Management Class       11,683,282        11,683,282       19,021,334        19,021,334
---------------------------------------------------------------------------------------------
  Resource Class               4,220,017         4,220,017        3,857,837         3,857,837
---------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class    (38,979,140,130)  (38,979,140,130) (76,710,204,729)  (76,710,204,729)
---------------------------------------------------------------------------------------------
  Private Investment
   Class                  (1,095,928,640)   (1,095,928,640)  (1,667,619,183)   (1,667,619,183)
---------------------------------------------------------------------------------------------
  Personal Investment
   Class                    (662,476,377)     (662,476,377)  (1,419,820,390)   (1,419,820,390)
---------------------------------------------------------------------------------------------
  Cash Management Class   (4,313,225,202)   (4,313,225,202)  (5,766,709,619)   (5,766,709,619)
---------------------------------------------------------------------------------------------
  Resource Class          (2,022,615,601)   (2,022,615,601)  (2,860,025,131)   (2,860,025,131)
---------------------------------------------------------------------------------------------
Net increase (decrease)      (91,741,484) $    (91,741,484)     702,760,124  $    702,760,124
=============================================================================================

NOTE 5-FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of Private Investment Class capital stock outstanding during the six months ended February 28, 1998, each of the years in the four-year period ended August 31, 1997 and the period July 8, 1993 (date sales commenced) through August 31, 1993.

                                                        AUGUST 31,
                         FEBRUARY 28,   ----------------------------------------------
                             1998         1997      1996      1995     1994     1993
                         ------------   --------  --------  --------  -------  -------
Net asset value,
 beginning of period       $   1.00     $   1.00  $   1.00  $   1.00  $  1.00  $  1.00
-----------------------    --------     --------  --------  --------  -------  -------
Income from investment
 operations:
  Net investment income        0.03         0.05      0.05      0.05     0.03     0.03
-----------------------    --------     --------  --------  --------  -------  -------
Less distributions:
  Dividends from net
   investment income          (0.03)       (0.05)    (0.05)    (0.05)   (0.03)   (0.03)
-----------------------    --------     --------  --------  --------  -------  -------
Net asset value, end of
 period                    $   1.00     $   1.00  $   1.00  $   1.00  $  1.00  $  1.00
=======================    ========     ========  ========  ========  =======  =======
Total return                   5.34%(a)     5.21%     5.32%     5.48%    3.33%    3.24%(a)
=======================    ========     ========  ========  ========  =======  =======
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)     $308,965     $235,447  $209,443  $154,278  $30,834  $17,857
=======================    ========     ========  ========  ========  =======  =======
Ratio of expenses to
 average net assets(b)         0.39%(c)     0.39%     0.39%     0.39%    0.38%    0.37%(a)
=======================    ========     ========  ========  ========  =======  =======
Ratio of net investment
 income to average net
 assets(d)                     5.28%(c)     5.10%     5.20%     5.50%    3.32%    2.85%(a)
=======================    ========     ========  ========  ========  =======  =======

(a) Annualized.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.59% (annualized), 0.59%, 0.59%, 0.60%, 1.38% and 0.57% (annualized) for the periods 1998-1993, respectively.
(c) Ratios are annualized and based on average net assets of $264,241,422.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.08% (annualized), 4.90%, 5.00%, 5.29%, 2.32% and 2.65% (annualized) for the periods 1998-1993, respectively.

                        DIRECTORS
Charles T. Bauer                       Robert H. Graham            Short-Term
Bruce L. Crockett                       John F. Kroeger            Investments Co.
Owen Daly II                           Lewis F. Pennock            (STIC)
Jack M. Fields                          Ian W. Robinson
Carl Frischling                          Louis S. Sklar
                         OFFICERS
Charles T. Bauer                               Chairman
Robert H. Graham                              President
John J. Arthur           Sr. Vice President & Treasurer
Gary T. Crum                         Sr. Vice President            Prime Portfolio
Carol F. Relihan         Sr. Vice President & Secretary            ----------------------------------------
Dana R. Sutton     Vice President & Assistant Treasurer            Private                     SEMI-
Melville B. Cox                          Vice President            Investment                  ANNUAL
Karen Dunn Kelley                        Vice President            Class                       REPORT
J. Abbott Sprague                        Vice President
P. Michelle Grace                   Assistant Secretary
Nancy L. Martin                     Assistant Secretary                                  FEBRUARY 28, 1998
Ofelia M. Mayo                      Assistant Secretary
Kathleen J. Pflueger                Assistant Secretary
Samuel D. Sirko                     Assistant Secretary
Stephen I. Winer                    Assistant Secretary
Mary J. Benson                      Assistant Treasurer

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                        Houston, TX 77046
                          (800) 347-1919

                           DISTRIBUTOR
                     Fund Management Company
                   11 Greenway Plaza, Suite 100
                        Houston, TX 77046
                          (800) 659-1005

                            CUSTODIAN
                       The Bank of New York
                 90 Washington Street, 11th Floor
                        New York, NY 10286

                      LEGAL COUNSEL TO FUND
              Ballard Spahr Andrews & Ingersoll, LLP
                  1735 Market Street, 51st Floor
                   Philadelphia, PA 19103-7599

                    LEGAL COUNSEL TO DIRECTORS
                Kramer, Levin, Naftalis & Frankel
                         919 Third Avenue
                        New York, NY 10022

                          TRANSFER AGENT
                     A I M Fund Services, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173



This report may be distributed only to current shareholders or             [LOGO APEARS HERE]
     to persons who have received a current prospectus.                  FUND MANAGEMENT COMPANY